Deposits - Summary of Deposits (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Deposits from customers [abstract]
Non-interest-bearing demand deposits	¥ 21,611,514	¥ 19,853,552
Interest-bearing demand deposits	52,154,265	51,281,995
Deposits at notice	10,355,664	10,330,269
Time deposits	25,655,132	29,525,875
Negotiable certificates of deposit	11,220,285	11,880,938
Others	7,464,667	7,422,661
Total deposits	¥ 128,461,527	¥ 130,295,290